Additional Disclosures on Financial Instruments - Financial liabilities, by class (Details) - EUR (€) € in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Disclosure of financial liabilities [line items]
Carrying amount		€ 110,375	€ 69,173	€ 2,688
Financial liabilities measured at amortized cost
Disclosure of financial liabilities [line items]
Carrying amount	€ 32,166	95,427	69,173	2,688
Financial liabilities measured at amortized cost | Trade and other payables
Disclosure of financial liabilities [line items]
Carrying amount	20,764	11,092	2,795	2,651
Financial liabilities measured at amortized cost | Forward contract EUR/USD
Disclosure of financial liabilities [line items]
Carrying amount	9,376
Fair value	9,376
Financial liabilities measured at amortized cost | Convertible loans - host contract
Disclosure of financial liabilities [line items]
Carrying amount	1,659	84,287	66,353
Fair value	1,659	105,007	76,189
Financial liabilities measured at amortized cost | Convertible loans - embedded derivative
Disclosure of financial liabilities [line items]
Carrying amount	327	14,948
Fair value	327	14,948
Financial liabilities measured at amortized cost | Other financial liabilities
Disclosure of financial liabilities [line items]
Carrying amount	€ 40	48	25	€ 37
Fair value		48	€ 25
FVTPL
Disclosure of financial liabilities [line items]
Carrying amount		14,948
FVTPL | Convertible loans - embedded derivative
Disclosure of financial liabilities [line items]
Carrying amount		14,948
Fair value		€ 14,948